Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expense and Other Assets, Current [Abstract]
Summary of Prepayments and Other Current Assets
Prepayments and other current assets consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Value-added tax	22,706	45,741	6,541
Prepayment for acquisition of inventories	20,048	32,726	4,680
Right to recover inventories (i)	—	30,326	4,337
Prepayment for services	6,733	24,716	3,534
Insurance claims receivable	—	2,230	319
Loans and interest receivable from a related party (Note 18(5))	—	2,070	296
Prepayment for an equity investment	2,000	2,000	286
Foreign exchange forward contract	8	314	45
Deposits	16,082	308	44
Others	721	491	69

	68,298	140,922	20,151

(i)
For contracts with certain customers where collectability is not probable to support the establishment of contract at contract inception, and no revenue was recognized, the Group recorded the right to recover the transferred inventories as stipulated in the contracts or by relevant laws. As of December 31, 2024 and 2025, right to recover inventories were nil and
RMB30,326 (US$4,337), respectively.